LONG TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Real Estate [Member]
Schedule of Investments [Line Items]
SCHEDULE OF ACQUISITION OF LONG-TERM INVESTMENT

Acquisition of Long-Term Investment - Real Estate Projects
Date	Note	Amount
03/10/2020	Long-term investments: Real Estate Projects	5,045,789
10/07/2021	Long-term investments: Real Estate Projects	4,125,870
09/06/2022	Sales of Part of investment	-2,000,000
TOTAL		7,171,659

Development Project [Member]
Schedule of Investments [Line Items]
SCHEDULE OF ACQUISITION OF LONG-TERM INVESTMENT

Acquisition of Long-Term Investment - Real Estate Projects
Date	Note	Amount
07/09/2020	Long-term investments: Dev Project Resi Duke	236,700
03/09/2021	Long-term investments: Dev Project Resi Duke	1,467,000
09/09/2021	Long-term investments: Dev Project Resi Duke	1,054,000
TOTAL		2,757,700